SCHEDULE OF REVENUE FROM SOURCES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 1,123,072	$ 1,217,459
Others	9,363	13,324
Software Development Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue	761,166	725,862
Software Licensing Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue	213,749	208,625
Software Support Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue	71,460	196,703
Cloud Hosting Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 67,334	$ 72,945